Results for the year - Segment Information - Net sales - Business segments and geographical areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales	kr 232,261	kr 176,954	kr 140,800
Total sales growth as reported (as a percent)	31.30%	25.70%	10.90%
Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 215,098	kr 156,412	kr 121,597
Rare disease
Disclosure of geographical areas [line items]
Net sales	17,163	20,542	19,203
Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	123,132	83,371	53,597
Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	18,750	11,299	4,838
Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	95,718	59,750	33,705
Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	8,664	12,322	15,054
Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	48,022	52,952	56,006
Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	14,905	16,741	18,064
Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,752	9,353	9,729
Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,219	2,809	2,657
Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,934	4,579	5,678
Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	9,574	10,562	11,203
Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,730	2,889	1,711
NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,844	7,673	9,492
Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	15,949	17,463	17,687
Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,173	2,003	1,748
NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	13,776	15,460	15,939
Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,594	8,186	9,052
Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,312	3,225	3,594
Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	173,466	139,548	113,197
Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	41,632	16,864	8,400
Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	31,343	6,188	1,386
Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,289	10,676	7,014
Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	11,776	11,706	10,217
Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,422	2,338	2,112
Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,061	759	637
NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	7,958	8,308	7,221
Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	3,836	7,138	7,303
Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,551	1,698	1,683
International Operations
Disclosure of geographical areas [line items]
Net sales	kr 95,632	kr 85,847	kr 73,537
Total sales growth as reported (as a percent)	11.40%	16.70%	11.70%
International Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 86,149	kr 73,270	kr 61,809
International Operations | Rare disease
Disclosure of geographical areas [line items]
Net sales	9,483	12,577	11,728
International Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	38,617	26,196	16,106
International Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,389	3,155	524
International Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	26,378	17,369	8,856
International Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,850	5,672	6,726
International Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	37,230	38,760	39,942
International Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	11,339	11,403	11,074
International Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,864	6,092	5,486
International Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,887	2,400	2,135
International Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,588	2,911	3,453
International Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	9,342	10,023	10,512
International Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,730	2,889	1,711
International Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,612	7,134	8,801
International Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,415	10,826	10,903
International Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,512	1,354	1,106
International Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	8,903	9,472	9,797
International Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,134	6,508	7,453
International Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,987	2,428	2,644
International Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	77,834	67,384	58,692
International Operations | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	8,315	5,886	3,117
International Operations | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,913	54	0
International Operations | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,402	5,832	3,117
International Operations | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	6,432	6,671	5,784
International Operations | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,939	1,769	1,625
International Operations | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	584	479	400
International Operations | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	3,789	4,335	3,673
International Operations | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,045	4,904	4,880
International Operations | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,006	1,002	1,064
EMEA
Disclosure of geographical areas [line items]
Net sales	kr 50,867	kr 44,236	kr 37,706
Total sales growth as reported (as a percent)	15.00%	17.30%	9.90%
EMEA | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 45,366	kr 37,405	kr 30,945
EMEA | Rare disease
Disclosure of geographical areas [line items]
Net sales	5,501	6,831	6,761
EMEA | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	20,725	14,855	10,209
EMEA | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,232	1,714	289
EMEA | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	14,327	10,417	6,393
EMEA | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,166	2,724	3,527
EMEA | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	18,287	18,218	18,214
EMEA | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,103	7,157	6,729
EMEA | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,435	3,485	2,979
EMEA | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,831	1,716	1,693
EMEA | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,837	1,956	2,057
EMEA | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,570	2,622	2,879
EMEA | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	587	495	392
EMEA | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,983	2,127	2,487
EMEA | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,695	6,456	6,454
EMEA | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,266	1,138	965
EMEA | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,429	5,318	5,489
EMEA | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,919	1,983	2,152
EMEA | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	661	717	713
EMEA | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	39,673	33,790	29,136
EMEA | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,693	3,615	1,809
EMEA | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,913	54	0
EMEA | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,780	3,561	1,809
EMEA | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	4,021	3,795	3,712
EMEA | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,271	1,137	1,162
EMEA | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	377	294	268
EMEA | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,285	2,311	2,225
EMEA | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	699	2,232	2,212
EMEA | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	781	804	837
China
Disclosure of geographical areas [line items]
Net sales	kr 16,687	kr 16,209	kr 16,019
Total sales growth as reported (as a percent)	2.90%	1.20%	13.70%
China | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 16,094	kr 15,353	kr 15,624
China | Rare disease
Disclosure of geographical areas [line items]
Net sales	593	856	395
China | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	6,208	3,737	1,847
China | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	131	63	0
China | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,821	2,196	303
China | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,256	1,478	1,544
China | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	8,848	10,302	12,284
China | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,649	1,636	2,080
China | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	848	1,050	1,095
China | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	409	45	3
China | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	392	541	982
China | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,441	4,912	5,224
China | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,965	1,218	283
China | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,476	3,694	4,941
China | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,545	1,942	2,288
China | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
China | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,545	1,942	2,288
China | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,213	1,812	2,692
China | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	892	1,181	1,432
China | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	15,948	15,220	15,563
China | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	146	133	61
China | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
China | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	146	133	61
China | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	372	604	222
China | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	223	81	24
China | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	13	13	4
China | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	136	510	194
China | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	216	246	167
China | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	5	6	6
Rest of World
Disclosure of geographical areas [line items]
Net sales	kr 28,078	kr 25,402	kr 19,812
Total sales growth as reported (as a percent)	10.50%	28.20%	13.50%
Rest of World | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 24,689	kr 20,512	kr 15,240
Rest of World | Rare disease
Disclosure of geographical areas [line items]
Net sales	3,389	4,890	4,572
Rest of World | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	11,684	7,604	4,050
Rest of World | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,026	1,378	235
Rest of World | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	7,230	4,756	2,160
Rest of World | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,428	1,470	1,655
Rest of World | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,095	10,240	9,444
Rest of World | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,587	2,610	2,265
Rest of World | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,581	1,557	1,412
Rest of World | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	647	639	439
Rest of World | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	359	414	414
Rest of World | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,331	2,489	2,409
Rest of World | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,178	1,176	1,036
Rest of World | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,153	1,313	1,373
Rest of World | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,175	2,428	2,161
Rest of World | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	246	216	141
Rest of World | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,929	2,212	2,020
Rest of World | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,002	2,713	2,609
Rest of World | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	434	530	499
Rest of World | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	22,213	18,374	13,993
Rest of World | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,476	2,138	1,247
Rest of World | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
Rest of World | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,476	2,138	1,247
Rest of World | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	2,039	2,272	1,850
Rest of World | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	445	551	439
Rest of World | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	194	172	128
Rest of World | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,368	1,514	1,254
Rest of World | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,130	2,426	2,501
Rest of World | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	220	192	221
North America Operations
Disclosure of geographical areas [line items]
Net sales	kr 136,629	kr 91,107	kr 67,263
Total sales growth as reported (as a percent)	50.00%	35.40%	10.10%
North America Operations | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 128,949	kr 83,142	kr 59,788
North America Operations | Rare disease
Disclosure of geographical areas [line items]
Net sales	7,680	7,965	7,475
North America Operations | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	84,515	57,175	37,491
North America Operations | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	11,361	8,144	4,314
North America Operations | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	69,340	42,381	24,849
North America Operations | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,814	6,650	8,328
North America Operations | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	10,792	14,192	16,064
North America Operations | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,566	5,338	6,990
North America Operations | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,888	3,261	4,243
North America Operations | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	332	409	522
North America Operations | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,346	1,668	2,225
North America Operations | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	232	539	691
North America Operations | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
North America Operations | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	232	539	691
North America Operations | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,534	6,637	6,784
North America Operations | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	661	649	642
North America Operations | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,873	5,988	6,142
North America Operations | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,460	1,678	1,599
North America Operations | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	325	797	950
North America Operations | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	95,632	72,164	54,505
North America Operations | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	33,317	10,978	5,283
North America Operations | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	29,430	6,134	1,386
North America Operations | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,887	4,844	3,897
North America Operations | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	5,344	5,035	4,433
North America Operations | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	483	569	487
North America Operations | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	477	280	237
North America Operations | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	4,169	3,973	3,548
North America Operations | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,791	2,234	2,423
North America Operations | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	545	696	619
US
Disclosure of geographical areas [line items]
Net sales	kr 127,534	kr 84,656	kr 63,009
Total sales growth as reported (as a percent)	50.60%	34.40%	9.00%
US | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	kr 120,504	kr 77,383	kr 56,109
US | Rare disease
Disclosure of geographical areas [line items]
Net sales	7,030	7,273	6,900
US | Total GLP-1 | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	77,683	53,167	35,442
US | Rybelsus | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	11,060	8,011	4,243
US | Ozempic | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	63,010	38,750	23,168
US | Victoza | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,613	6,406	8,031
US | Total insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	9,818	13,054	14,949
US | Long-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	2,931	4,685	6,412
US | Tresiba | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,333	2,723	3,793
US | Xultophy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	325	399	512
US | Levemir | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,273	1,563	2,107
US | Premix insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	216	517	665
US | Ryzodeg | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	0	0	0
US | NovoMix | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	216	517	665
US | Fast-acting insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	5,265	6,247	6,357
US | Fiasp | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	618	606	605
US | NovoRapid | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	4,647	5,641	5,752
US | Human insulin | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	1,406	1,605	1,515
US | Other Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	267	660	806
US | Total Diabetes care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	87,768	66,881	51,197
US | Total Obesity care | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	32,736	10,502	4,912
US | Wegovy | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	29,430	6,134	1,386
US | Saxenda | Diabetes and Obesity care
Disclosure of geographical areas [line items]
Net sales	3,306	4,368	3,526
US | Rare blood disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	5,070	4,710	4,170
US | Haemophilia A | Rare disease
Disclosure of geographical areas [line items]
Net sales	468	543	460
US | Haemophilia B | Rare disease
Disclosure of geographical areas [line items]
Net sales	336	152	102
US | NovoSeven | Rare disease
Disclosure of geographical areas [line items]
Net sales	4,065	3,811	3,461
US | Rare endocrine disorders | Rare disease
Disclosure of geographical areas [line items]
Net sales	1,757	2,205	2,400
US | Other Rare disease | Rare disease
Disclosure of geographical areas [line items]
Net sales	kr 203	kr 358	kr 330